Financial Instruments (Tables)	12 Months Ended
Aug. 31, 2019
Statements [Line Items]
Disclosure of liquidity risk [Table Text Block]
	Within	1-3	4-5	Over
	1 Year	Years	Years	5 Years	Total

Accounts payable and accrued liabilities	$1,073,792	$-	$-	$-	$1,073,792
Operating lease obligations	205,537	431,565	445,225	74,584	1,156,911
Convertible note payable	-	175,000	-	-	175,000

	$1,279,329	$606,565	$445,225	$74,584	$2,405,703